UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22303

John Hancock Collateral Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock MUTUAL FUNDS

John Hancock Collateral Investment Trust

QUARTERLY PORTFOLIO HOLDINGS

3.31.2010

1

John Hancock Collateral Investment Trust
Securities owned by the Fund on
March 31, 2010 (Unaudited)

Maturity Date	Yield*	Par value	Value
Asset Backed Securities 3.16%			$195,991,437
(Cost $195,987,230)
Bank of America Auto Trust (S)
09/15/10 to 02/15/11	0.262 to 0.396%	35,902,204	35,900,620
CNH Equipment Trust
12/03/10 to 04/15/11	0.354 to 0.421	68,185,916	68,190,884
Ford Credit Auto Lease Trust (S)
02/15/11	0.283	37,878,280	37,875,602
Ford Credit Auto Owner Trust (S)
12/15/10	0.295	19,363,679	19,363,946
Honda Auto Receivables Owner Trust
07/15/10	0.754	3,557,533	3,558,216
Hyundai Auto Receivables Trust
09/15/10	0.357	4,015,209	4,015,720
John Deere Owner Trust
11/02/10	0.345	5,619,955	5,620,559
Mercedes-Benz Auto Receivables Trust
10/15/10	0.267	14,041,340	14,041,848
Nissan Auto Lease Trust
09/15/10	0.410	7,423,117	7,424,042

Commercial Paper 59.04%			$3,656,899,846
(Cost $3,656,773,357)
American Honda Finance Corp.
04/06/10 to 05/17/10	0.150 to 0.190	257,483,000	257,439,087
Australia & New Zealand Banking Group Ltd (S)
06/21/10	0.200	35,000,000	34,988,100
Bank of America Corp.
04/05/10	0.170	25,000,000	24,999,500
Bank of Nova Scotia
04/01/10 to 07/15/10	0.050 to 0.251	256,500,000	256,454,250
Barclays US Funding LLC
04/01/10 to 05/26/10	0.100 to 0.210	136,950,000	136,940,540
BNP Paribas (Canada)
04/07/10	0.170	30,000,000	29,999,100
BNP Paribas Finance, Inc.
04/01/10 to 06/23/10	0.010 to 0.210	127,600,000	127,580,750
CAFCO LLC
04/15/10 to 07/01/10	0.180 to 0.260	265,000,000	264,908,750
Deutsche Bank Financial LLC
04/06/10 to 05/24/10	0.150 to 0.170	55,000,000	54,988,450
Falcon Asset Securitization Company LLC
04/07/10 to 05/13/10	0.190 to 0.220	90,000,000	89,989,250
Govco LLC (S)
04/09/10 to 06/17/10	0.170 to 0.250	305,000,000	304,916,300
Honeywell International, Inc. (S)
06/29/10	0.200	20,000,000	19,989,600

2

John Hancock Collateral Investment Trust
Securities owned by the Fund on
March 31, 2010 (Unaudited)

Maturity Date	Yield*	Par value	Value
Commercial Paper (continued)
John Deere Bank SA (S)
04/08/10 to 04/22/10	0.130 to 0.180%	162,400,000	$162,386,034
John Deere Credit Ltd (S)
04/14/10 to 04/20/10	0.150	36,000,000	35,997,240
JPMorgan Chase & Company
04/01/10	0.030	15,000,000	15,000,000
Jupiter Securitization Company LLC
04/05/10 to 04/23/10	0.170 to 0.200	103,530,000	103,519,946
Nestle Capital Corp. (S)
04/12/10 to 09/24/10	0.150 to 0.300	282,000,000	281,696,240
Old Line Funding LLC (S)
04/05/10 to 06/14/10	0.160 to 0.230	271,766,000	271,725,864
Park Avenue Receivables Corp.
04/05/10 to 04/28/10	0.002 to 0.190	225,024,000	225,003,948
Pfizer, Inc. (S)
07/14/10	0.800	65,000,000	64,966,850
Rabobank Capital Funding Trust
04/06/10 to 07/08/10	0.190 to 0.230	177,700,000	177,636,951
Ranger Funding Company LLC
04/20/10 to 05/26/10	0.170 to 0.210	167,392,000	167,366,816
Royal Bank of Canada
06/15/10	0.200	45,000,000	44,985,600
Societe Generale North America, Inc.
04/26/10 to 07/19/10	0.210 to 0.260	295,000,000	294,862,700
State Street Corp.
06/08/10	0.200	35,000,000	34,982,850
The Coca-Cola Company
04/26/10	0.160	10,000,000	9,999,100
Westpac Banking Corp.
06/28/10	0.200	45,000,000	44,980,200
Westpac Securities NZ, Ltd.
01/21/11	0.320	46,000,000	45,985,280
Yorktown Capital LLC
04/01/10 to 05/03/10	0.100 to 0.190	72,617,000	72,610,550

Corporate Interest-Bearing Obligations 25.97%			$1,608,594,625
(Cost $1,608,751,104)
Abbey National NA LLC (P)
12/10/10	0.270	23,000,000	22,992,180
American Honda Finance Corp. (S)
12/15/10	5.125	16,500,000	16,994,472
Bank of America Corp.
08/01/10	4.500	31,820,000	32,202,540
Bank of America Corp. (P)
08/02/10 to 08/13/10	0.349 to 0.420	106,590,000	106,627,604
Bank of America NA (P)
05/12/10 to 01/27/11	0.347 to 0.920	91,000,000	91,067,844

3

John Hancock Collateral Investment Trust
Securities owned by the Fund on
March 31, 2010 (Unaudited)

Maturity Date	Yield*	Par value	Value
Corporate Interest-Bearing Obligations (continued)
Credit Suisse USA, Inc. (P)
08/15/10	0.450%	39,100,000	$39,130,342
E.I. Du Pont de Nemours & Company
04/30/10	4.125	20,500,000	20,548,852
General Electric Capital Corp.
10/21/10	4.875	10,000,000	10,211,890
General Electric Capital Corp. (P)
05/10/10 to 02/01/11	0.299 to 0.699	224,764,000	225,022,264
JPMorgan Chase & Company (P)
05/07/10 to 01/17/11	0.289 to 0.421	191,515,000	191,665,936
Morgan Stanley (P)
05/07/10 to 05/14/10	0.349 to 2.350	233,906,000	234,107,252
Procter & Gamble International Funding (P)
05/07/10	0.259	7,000,000	6,999,895
The Bank of New York Mellon Corp.
01/14/11	4.950	7,385,000	7,631,799
The Goldman Sachs Group, Inc.
06/15/10	4.500	22,447,000	22,614,455
The Goldman Sachs Group, Inc. (P)
06/28/10	0.388 to 0.588	200,589,000	200,659,779
US Bancorp (P)
05/06/10	0.649	27,000,000	27,008,775
US Bancorp
07/29/10	4.500	42,935,000	43,434,549
US Central Federal Credit Union (P)
10/19/11	0.304	23,000,000	22,999,667
Wachovia Bank NA (P)
05/14/10	1.150	21,100,000	21,124,877
Wachovia Corp. (P)
07/26/10	0.383	25,000,000	25,004,625
Wal-Mart Stores, Inc.
07/01/10	4.125	22,070,000	22,228,661
Wells Fargo & Company
10/29/10	3.980	51,282,000	52,248,153
Wells Fargo & Company (P)
08/20/10 to 01/12/11	0.351 to 0.471	105,000,000	105,089,320
Westpac Banking Corp. (P)
12/11/10	0.300	61,000,000	60,978,894

Temporary Liquidity Guarantee Program 7.23%			$447,498,919
(Cost $446,241,607)
Bank of America Corp. (P)
06/22/12	0.471	41,000,000	41,171,749
Bank of America NA (P)
09/13/10	0.287	19,000,000	19,006,308
Citibank NA (P)
07/12/11 to 11/15/12	0.250 to 0.294	86,000,000	86,020,909

4

John Hancock Collateral Investment Trust
Securities owned by the Fund on
March 31, 2010 (Unaudited)

Maturity Date	Yield*	Par value	Value
Temporary Liquidity Guarantee Program (continued)
Citigroup Funding, Inc. (P)
07/30/10 to 03/30/12	0.349 to 0.589%	29,000,000	$29,097,386
Citigroup, Inc. (P)
12/09/11	1.051	22,340,000	22,658,032
General Electric Capital Corp. (P)
03/11/11 to 03/12/12	0.336 to 0.456	18,000,000	18,052,446
JPMorgan Chase & Company
12/01/10	2.625	25,000,000	25,361,550
JPMorgan Chase & Company (P)
02/23/11 to 12/26/12	0.332 to 0.535	60,000,000	60,322,551
Morgan Stanley (P)
02/10/12 to 06/20/12	0.457 to 0.621	55,000,000	55,337,486
PNC Funding Corp. (P)
04/01/12	0.491	10,000,000	10,039,650
State Street Bank & Trust Company (P)
09/15/11	0.457	10,000,000	10,029,500
The Goldman Sachs Group, Inc. (P)
11/09/11 to 03/15/12	0.457 to 0.500	36,000,000	36,159,720
The Huntington National Bank (P)
06/01/12	0.652	18,000,000	18,167,904
Union Bank NA (P)
03/16/12	0.457	6,000,000	6,023,328
Wells Fargo & Company (P)
06/15/12	0.477	10,000,000	10,050,400

U.S. Government & Agency Obligations 4.93%			$305,521,639
(Cost $305,725,000)
Federal Home Loan Bank
11/19/10 to 04/28/11	0.410 to 0.620	288,000,000	287,796,639
Federal Home Loan Bank Discount Notes
04/01/10	0.001	17,725,000	17,725,000

Total investments (Cost $6,213,478,298)† 100.33%			$6,214,506,466

Other assets and liabilities, net (0.33%)			($20,230,653)

Total net assets 100.00%			$6,194,275,813

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(C) These securities are issued under the Temporary Liquidity Guarantee and are insured by the Federal Deposit Insurance Corporation.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,286,800,868 or 20.77% of the Fund’s net assets as of March 31, 2010.

† At March 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $6,213,478,298. Net unrealized appreciation aggregated $1,028,168, of which $1,675,173 related to appreciated investment securities and $647,005 related to depreciated investment securities.

5

John Hancock Collateral Investment Trust
Securities owned by the Fund on
March 31, 2010 (Unaudited)

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

6

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2010, all investments of the Fund are Level 2 under the hierarchy discussed above.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

7

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Collateral Investment Trust

By:	/s/ Barry H. Evans
------------------------------
Barry H. Evans
President and Chief Executive Officer

Date:	May 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barry H. Evans
-------------------------------
Barry H. Evans
President and Chief Executive Officer

Date:	May 18, 2010

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	May 18, 2010